Organization and principal activities (Details) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended					12 Months Ended											12 Months Ended
	Aug. 27, 2010 item	Dec. 31, 2014 Original Investors item	Dec. 31, 2014 Vipshop HK	Dec. 31, 2014 WOFE	Jan. 20, 2011 WOFE USD ($)	Jan. 20, 2011 WOFE CNY	Dec. 31, 2014 Vipshop Kunshan	Dec. 31, 2014 Vipshop Jianyang	Dec. 31, 2014 Vipshop Tianjin	Dec. 31, 2014 Pinwei Software	Dec. 31, 2014 Vipshop Zhuhai	Dec. 31, 2014 Vipshop Hubei	Dec. 31, 2014 Vipshop Chongqing	Dec. 31, 2014 Lefeng	Dec. 31, 2014 Lefeng Shanghai	Jun. 24, 2014 Lefeng Information Mr. Eric Ya Shen	Jun. 24, 2014 Lefeng Information Mr. Zhihui Yu	Dec. 31, 2014 Variable Interest Entity item
Organization and principal activities
Number of investors	5	3																5
Initial registered capital on the date of incorporation					$ 1.6	10.0
Percentage Ownership Interest																75.00%	25.00%
Percentage of shareholdings			100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	75.00%	75.00%